Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date		rr_ProspectusDate	Mar. 01, 2015
Supplement [Text Block]		jpmt1_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan Specialty Funds

JPMorgan Opportunistic Equity Long/Short Fund

JPMorgan Research Equity Long/Short Fund

JPMorgan Research Market Neutral Fund

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 2, 2015 to the Prospectuses dated March 1, 2015, as supplemented

The Annual Fund Operating Expenses and Example tables for the Funds are hereby deleted in their entirety and replaced with the following:

JPMorgan Opportunistic Equity Long/Short Fund

The tables below replace the corresponding tables on page 1 of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees[1]	1.20%	1.20%	1.20%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses[2]	1.10	1.10	1.10
Dividend Expenses on Short Sales	0.48	0.48	0.48
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.37	0.37	0.37
Total Annual Fund Operating Expenses[1]	2.55	3.05	2.30
Fee Waivers and Expense Reimbursements[1,3]	(0.22)	(0.22)	(0.22)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3]	2.33	2.83	2.08

1	As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

2	“Other Expenses” are based on estimated amounts for the current fiscal year.

3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.85%, 2.35% and 1.60%, respectively, of their average daily net assets. This waiver is in effect through 8/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS A SHARES ($)	749	1,257
CLASS C SHARES ($)	386	922
SELECT CLASS SHARES ($)	211	697

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS A SHARES ($)	749	1,257
CLASS C SHARES ($)	286	922
SELECT CLASS SHARES ($)	211	697

The tables below replace the corresponding tables on page 1 of the Class R2, Class R5 and Class R6 Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees[1]	1.20%	1.20%	1.20%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses[2]	1.10	0.90	0.85
Dividend Expenses on Short Sales	0.48	0.48	0.48
Shareholder Service Fees	0.25	0.05	NONE
Remainder of Other Expenses	0.37	0.37	0.37
Total Annual Fund Operating Expenses[1]	2.80	2.10	2.05
Fee Waivers and Expense Reimbursements[1,3]	(0.22)	(0.22)	(0.22)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3]	2.58	1.88	1.83

1	As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

2	“Other Expenses” are based on estimated amounts for the current fiscal year.

3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2, Class R5 and Class R6 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 2.10%, 1.40% and 1.35%, respectively, of their average daily net assets. This waiver is in effect through 8/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS R2 SHARES ($)	261	847
CLASS R5 SHARES ($)	191	637
CLASS R6 SHARES ($)	186	621

JPMorgan Research Equity Long/Short Fund

The tables below replace the corresponding tables on page 1 of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees[1]	0.95%	0.95%	0.95%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	2.60	2.59	2.54
Dividend Expenses on Short Sales	2.00	2.00	2.00
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[2]	0.35	0.34	0.29
Total Annual Fund Operating Expenses[1]	3.80	4.29	3.49
Fee Waivers and Expense Reimbursements[1,3]	(0.35)	(0.34)	(0.29)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3]	3.45	3.95	3.20

1	As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

2	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.45%, 1.95% and 1.20%, respectively, of their average daily net assets. This waiver is in effect through 8/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	854	1,594	2,352	4,328
CLASS C SHARES ($)	497	1,270	2,156	4,426
SELECT CLASS SHARES ($)	323	1,044	1,787	3,746

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	854	1,594	2,352	4,328
CLASS C SHARES ($)	397	1,270	2,156	4,426
SELECT CLASS SHARES ($)	323	1,044	1,787	3,746

The tables below replace the corresponding tables on page 1 of the Class R5 Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R5
Management Fees[1]	0.95%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	2.33
Dividend Expenses on Short Sales	2.00
Shareholder Service Fees	0.05
Remainder of Other Expenses[2]	0.28
Total Annual Fund Operating Expenses[1]	3.28
Fee Waivers and Expense Reimbursements[1,3]	(0.28)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3]	3.00

1	As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

2	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R5 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.00% of its average daily net assets. This waiver is in effect through 8/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	303	984	1,688	3,557

JPMorgan Research Market Neutral Fund

The tables below replace the corresponding tables on pages 1 and 2 of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees[1]	0.80%	0.80%	0.80%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	2.83	2.82	2.72
Dividend Expenses on Short Sales	2.33	2.33	2.33
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[2]	0.25	0.24	0.14
Acquired Fund Fees and Expenses	0.02	0.02	0.02
Total Annual Fund Operating Expenses[1]	3.90	4.39	3.54
Fee Waivers and Expense Reimbursements[1,3]	(0.30)	(0.29)	(0.20)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3]	3.60	4.10	3.34

1	As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

2	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.25%, 1.75% and 0.99%, respectively, of their average daily net assets. This waiver is in effect through 8/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	868	1,626	2,401	4,412
CLASS C SHARES ($)	512	1,303	2,205	4,510
SELECT CLASS SHARES ($)	337	1,067	1,819	3,796

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	868	1,626	2,401	4,412
CLASS C SHARES ($)	412	1,303	2,205	4,510
SELECT CLASS SHARES ($)	337	1,067	1,819	3,796

The tables below replace the corresponding tables on page 1 of the Institutional Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional
Management Fees[1]	0.80%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	2.61
Dividend Expenses on Short Sales	2.33
Shareholder Service Fees	0.10
Remainder of Other Expenses[2]	0.18
Acquired Fund Fees and Expenses	0.02
Total Annual Fund Operating Expenses[1]	3.43
Fee Waivers and Expense Reimbursements[1,3]	(0.23)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3]	3.20

1	As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

2	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Institutional Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.85% of its average daily net assets. This waiver is in effect through 8/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	323	1,032	1,764	3,696

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

A, C, Select Shares | JPMorgan Opportunistic Equity Long/Short Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		jpmt1_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan Specialty Funds

JPMorgan Opportunistic Equity Long/Short Fund

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 2, 2015 to the Prospectuses dated March 1, 2015, as supplemented

The Annual Fund Operating Expenses and Example tables for the Funds are hereby deleted in their entirety and replaced with the following:

JPMorgan Opportunistic Equity Long/Short Fund

The tables below replace the corresponding tables on page 1 of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees[1]	1.20%	1.20%	1.20%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses[2]	1.10	1.10	1.10
Dividend Expenses on Short Sales	0.48	0.48	0.48
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.37	0.37	0.37
Total Annual Fund Operating Expenses[1]	2.55	3.05	2.30
Fee Waivers and Expense Reimbursements[1,3]	(0.22)	(0.22)	(0.22)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3]	2.33	2.83	2.08

1	As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

2	“Other Expenses” are based on estimated amounts for the current fiscal year.

3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.85%, 2.35% and 1.60%, respectively, of their average daily net assets. This waiver is in effect through 8/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS A SHARES ($)	749	1,257
CLASS C SHARES ($)	386	922
SELECT CLASS SHARES ($)	211	697

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS A SHARES ($)	749	1,257
CLASS C SHARES ($)	286	922
SELECT CLASS SHARES ($)	211	697

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/16
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
A, C, Select Shares | JPMorgan Opportunistic Equity Long/Short Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[1]	rr_ManagementFeesOverAssets	1.20%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses		rr_Component2OtherExpensesOverAssets	0.37%
Dividend Expenses on Short Sales		rr_Component3OtherExpensesOverAssets	0.48%
Other Expenses	[2]	rr_OtherExpensesOverAssets	1.10%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	2.55%
Fee Waivers and Expense Reimbursements	[1],[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1],[3]	rr_NetExpensesOverAssets	2.33%
1 Year		rr_ExpenseExampleYear01	$ 749
3 Years		rr_ExpenseExampleYear03	1,257
1 Year		rr_ExpenseExampleNoRedemptionYear01	749
3 Years		rr_ExpenseExampleNoRedemptionYear03	$ 1,257
A, C, Select Shares | JPMorgan Opportunistic Equity Long/Short Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[1]	rr_ManagementFeesOverAssets	1.20%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses		rr_Component2OtherExpensesOverAssets	0.37%
Dividend Expenses on Short Sales		rr_Component3OtherExpensesOverAssets	0.48%
Other Expenses	[2]	rr_OtherExpensesOverAssets	1.10%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	3.05%
Fee Waivers and Expense Reimbursements	[1],[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1],[3]	rr_NetExpensesOverAssets	2.83%
1 Year		rr_ExpenseExampleYear01	$ 386
3 Years		rr_ExpenseExampleYear03	922
1 Year		rr_ExpenseExampleNoRedemptionYear01	286
3 Years		rr_ExpenseExampleNoRedemptionYear03	$ 922
A, C, Select Shares | JPMorgan Opportunistic Equity Long/Short Fund | Select Class
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[1]	rr_ManagementFeesOverAssets	1.20%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses		rr_Component2OtherExpensesOverAssets	0.37%
Dividend Expenses on Short Sales		rr_Component3OtherExpensesOverAssets	0.48%
Other Expenses	[2]	rr_OtherExpensesOverAssets	1.10%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	2.30%
Fee Waivers and Expense Reimbursements	[1],[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1],[3]	rr_NetExpensesOverAssets	2.08%
1 Year		rr_ExpenseExampleYear01	$ 211
3 Years		rr_ExpenseExampleYear03	697
1 Year		rr_ExpenseExampleNoRedemptionYear01	211
3 Years		rr_ExpenseExampleNoRedemptionYear03	$ 697
A, C, Select Shares | JPMorgan Research Equity Long/Short Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		jpmt1_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan Specialty Funds

JPMorgan Research Equity Long/Short Fund

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 2, 2015 to the Prospectuses dated March 1, 2015, as supplemented

The Annual Fund Operating Expenses and Example tables for the Funds are hereby deleted in their entirety and replaced with the following:

JPMorgan Research Equity Long/Short Fund

The tables below replace the corresponding tables on page 1 of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees[1]	0.95%	0.95%	0.95%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	2.60	2.59	2.54
Dividend Expenses on Short Sales	2.00	2.00	2.00
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[2]	0.35	0.34	0.29
Total Annual Fund Operating Expenses[1]	3.80	4.29	3.49
Fee Waivers and Expense Reimbursements[1,3]	(0.35)	(0.34)	(0.29)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3]	3.45	3.95	3.20

1	As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

2	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.45%, 1.95% and 1.20%, respectively, of their average daily net assets. This waiver is in effect through 8/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	854	1,594	2,352	4,328
CLASS C SHARES ($)	497	1,270	2,156	4,426
SELECT CLASS SHARES ($)	323	1,044	1,787	3,746

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	854	1,594	2,352	4,328
CLASS C SHARES ($)	397	1,270	2,156	4,426
SELECT CLASS SHARES ($)	323	1,044	1,787	3,746

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/16
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	As of September 1, 2015, the Fund's advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

			"Remainder of Other Expenses" have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
A, C, Select Shares | JPMorgan Research Equity Long/Short Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[1]	rr_ManagementFeesOverAssets	0.95%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	[4]	rr_Component2OtherExpensesOverAssets	0.35%
Dividend Expenses on Short Sales		rr_Component3OtherExpensesOverAssets	2.00%
Other Expenses		rr_OtherExpensesOverAssets	2.60%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	3.80%
Fee Waivers and Expense Reimbursements	[1],[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1],[5]	rr_NetExpensesOverAssets	3.45%
1 Year		rr_ExpenseExampleYear01	$ 854
3 Years		rr_ExpenseExampleYear03	1,594
5 Years		rr_ExpenseExampleYear05	2,352
10 Years		rr_ExpenseExampleYear10	4,328
1 Year		rr_ExpenseExampleNoRedemptionYear01	854
3 Years		rr_ExpenseExampleNoRedemptionYear03	1,594
5 Years		rr_ExpenseExampleNoRedemptionYear05	2,352
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 4,328
A, C, Select Shares | JPMorgan Research Equity Long/Short Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[1]	rr_ManagementFeesOverAssets	0.95%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	[4]	rr_Component2OtherExpensesOverAssets	0.34%
Dividend Expenses on Short Sales		rr_Component3OtherExpensesOverAssets	2.00%
Other Expenses		rr_OtherExpensesOverAssets	2.59%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	4.29%
Fee Waivers and Expense Reimbursements	[1],[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1],[5]	rr_NetExpensesOverAssets	3.95%
1 Year		rr_ExpenseExampleYear01	$ 497
3 Years		rr_ExpenseExampleYear03	1,270
5 Years		rr_ExpenseExampleYear05	2,156
10 Years		rr_ExpenseExampleYear10	4,426
1 Year		rr_ExpenseExampleNoRedemptionYear01	397
3 Years		rr_ExpenseExampleNoRedemptionYear03	1,270
5 Years		rr_ExpenseExampleNoRedemptionYear05	2,156
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 4,426
A, C, Select Shares | JPMorgan Research Equity Long/Short Fund | Select Class
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[1]	rr_ManagementFeesOverAssets	0.95%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	[4]	rr_Component2OtherExpensesOverAssets	0.29%
Dividend Expenses on Short Sales		rr_Component3OtherExpensesOverAssets	2.00%
Other Expenses		rr_OtherExpensesOverAssets	2.54%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	3.49%
Fee Waivers and Expense Reimbursements	[1],[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1],[5]	rr_NetExpensesOverAssets	3.20%
1 Year		rr_ExpenseExampleYear01	$ 323
3 Years		rr_ExpenseExampleYear03	1,044
5 Years		rr_ExpenseExampleYear05	1,787
10 Years		rr_ExpenseExampleYear10	3,746
1 Year		rr_ExpenseExampleNoRedemptionYear01	323
3 Years		rr_ExpenseExampleNoRedemptionYear03	1,044
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,787
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 3,746
A, C, Select Shares | JPMorgan Research Market Neutral Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		jpmt1_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan Specialty Funds

JPMorgan Research Market Neutral Fund

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 2, 2015 to the Prospectuses dated March 1, 2015, as supplemented

The Annual Fund Operating Expenses and Example tables for the Funds are hereby deleted in their entirety and replaced with the following:

JPMorgan Research Market Neutral Fund

The tables below replace the corresponding tables on pages 1 and 2 of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees[1]	0.80%	0.80%	0.80%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	2.83	2.82	2.72
Dividend Expenses on Short Sales	2.33	2.33	2.33
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[2]	0.25	0.24	0.14
Acquired Fund Fees and Expenses	0.02	0.02	0.02
Total Annual Fund Operating Expenses[1]	3.90	4.39	3.54
Fee Waivers and Expense Reimbursements[1,3]	(0.30)	(0.29)	(0.20)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3]	3.60	4.10	3.34

1	As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

2	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.25%, 1.75% and 0.99%, respectively, of their average daily net assets. This waiver is in effect through 8/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	868	1,626	2,401	4,412
CLASS C SHARES ($)	512	1,303	2,205	4,510
SELECT CLASS SHARES ($)	337	1,067	1,819	3,796

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	868	1,626	2,401	4,412
CLASS C SHARES ($)	412	1,303	2,205	4,510
SELECT CLASS SHARES ($)	337	1,067	1,819	3,796

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/16
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

			"Remainder of Other Expenses" have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
A, C, Select Shares | JPMorgan Research Market Neutral Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[1]	rr_ManagementFeesOverAssets	0.80%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	[4]	rr_Component2OtherExpensesOverAssets	0.25%
Dividend Expenses on Short Sales		rr_Component3OtherExpensesOverAssets	2.33%
Other Expenses		rr_OtherExpensesOverAssets	2.83%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	3.90%
Fee Waivers and Expense Reimbursements	[1],[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1],[6]	rr_NetExpensesOverAssets	3.60%
1 Year		rr_ExpenseExampleYear01	$ 868
3 Years		rr_ExpenseExampleYear03	1,626
5 Years		rr_ExpenseExampleYear05	2,401
10 Years		rr_ExpenseExampleYear10	4,412
1 Year		rr_ExpenseExampleNoRedemptionYear01	868
3 Years		rr_ExpenseExampleNoRedemptionYear03	1,626
5 Years		rr_ExpenseExampleNoRedemptionYear05	2,401
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 4,412
A, C, Select Shares | JPMorgan Research Market Neutral Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[1]	rr_ManagementFeesOverAssets	0.80%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	[4]	rr_Component2OtherExpensesOverAssets	0.24%
Dividend Expenses on Short Sales		rr_Component3OtherExpensesOverAssets	2.33%
Other Expenses		rr_OtherExpensesOverAssets	2.82%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	4.39%
Fee Waivers and Expense Reimbursements	[1],[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1],[6]	rr_NetExpensesOverAssets	4.10%
1 Year		rr_ExpenseExampleYear01	$ 512
3 Years		rr_ExpenseExampleYear03	1,303
5 Years		rr_ExpenseExampleYear05	2,205
10 Years		rr_ExpenseExampleYear10	4,510
1 Year		rr_ExpenseExampleNoRedemptionYear01	412
3 Years		rr_ExpenseExampleNoRedemptionYear03	1,303
5 Years		rr_ExpenseExampleNoRedemptionYear05	2,205
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 4,510
A, C, Select Shares | JPMorgan Research Market Neutral Fund | Select Class
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[1]	rr_ManagementFeesOverAssets	0.80%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	[4]	rr_Component2OtherExpensesOverAssets	0.14%
Dividend Expenses on Short Sales		rr_Component3OtherExpensesOverAssets	2.33%
Other Expenses		rr_OtherExpensesOverAssets	2.72%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	3.54%
Fee Waivers and Expense Reimbursements	[1],[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1],[6]	rr_NetExpensesOverAssets	3.34%
1 Year		rr_ExpenseExampleYear01	$ 337
3 Years		rr_ExpenseExampleYear03	1,067
5 Years		rr_ExpenseExampleYear05	1,819
10 Years		rr_ExpenseExampleYear10	3,796
1 Year		rr_ExpenseExampleNoRedemptionYear01	337
3 Years		rr_ExpenseExampleNoRedemptionYear03	1,067
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,819
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 3,796
R2, R5, R6 Shares | JPMorgan Opportunistic Equity Long/Short Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		jpmt1_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan Specialty Funds

JPMorgan Opportunistic Equity Long/Short Fund

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 2, 2015 to the Prospectuses dated March 1, 2015, as supplemented

The Annual Fund Operating Expenses and Example tables for the Funds are hereby deleted in their entirety and replaced with the following:

JPMorgan Opportunistic Equity Long/Short Fund

The tables below replace the corresponding tables on page 1 of the Class R2, Class R5 and Class R6 Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees[1]	1.20%	1.20%	1.20%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses[2]	1.10	0.90	0.85
Dividend Expenses on Short Sales	0.48	0.48	0.48
Shareholder Service Fees	0.25	0.05	NONE
Remainder of Other Expenses	0.37	0.37	0.37
Total Annual Fund Operating Expenses[1]	2.80	2.10	2.05
Fee Waivers and Expense Reimbursements[1,3]	(0.22)	(0.22)	(0.22)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3]	2.58	1.88	1.83

1	As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

2	“Other Expenses” are based on estimated amounts for the current fiscal year.

3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2, Class R5 and Class R6 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 2.10%, 1.40% and 1.35%, respectively, of their average daily net assets. This waiver is in effect through 8/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS R2 SHARES ($)	261	847
CLASS R5 SHARES ($)	191	637
CLASS R6 SHARES ($)	186	621

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/16
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
R2, R5, R6 Shares | JPMorgan Opportunistic Equity Long/Short Fund | Class R2
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[1]	rr_ManagementFeesOverAssets	1.20%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses		rr_Component2OtherExpensesOverAssets	0.37%
Dividend Expenses on Short Sales		rr_Component3OtherExpensesOverAssets	0.48%
Other Expenses	[2]	rr_OtherExpensesOverAssets	1.10%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	2.80%
Fee Waivers and Expense Reimbursements	[1],[7]	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1],[7]	rr_NetExpensesOverAssets	2.58%
1 Year		rr_ExpenseExampleYear01	$ 261
3 Years		rr_ExpenseExampleYear03	847
1 Year		rr_ExpenseExampleNoRedemptionYear01	261
3 Years		rr_ExpenseExampleNoRedemptionYear03	$ 847
R2, R5, R6 Shares | JPMorgan Opportunistic Equity Long/Short Fund | Class R5
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[1]	rr_ManagementFeesOverAssets	1.20%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.05%
Remainder of Other Expenses		rr_Component2OtherExpensesOverAssets	0.37%
Dividend Expenses on Short Sales		rr_Component3OtherExpensesOverAssets	0.48%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.90%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	2.10%
Fee Waivers and Expense Reimbursements	[1],[7]	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1],[7]	rr_NetExpensesOverAssets	1.88%
1 Year		rr_ExpenseExampleYear01	$ 191
3 Years		rr_ExpenseExampleYear03	637
1 Year		rr_ExpenseExampleNoRedemptionYear01	191
3 Years		rr_ExpenseExampleNoRedemptionYear03	$ 637
R2, R5, R6 Shares | JPMorgan Opportunistic Equity Long/Short Fund | Class R6
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[1]	rr_ManagementFeesOverAssets	1.20%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses		rr_Component2OtherExpensesOverAssets	0.37%
Dividend Expenses on Short Sales		rr_Component3OtherExpensesOverAssets	0.48%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	2.05%
Fee Waivers and Expense Reimbursements	[1],[7]	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1],[7]	rr_NetExpensesOverAssets	1.83%
1 Year		rr_ExpenseExampleYear01	$ 186
3 Years		rr_ExpenseExampleYear03	621
1 Year		rr_ExpenseExampleNoRedemptionYear01	186
3 Years		rr_ExpenseExampleNoRedemptionYear03	$ 621
R5 Shares | JPMorgan Research Equity Long/Short Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		jpmt1_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan Specialty Funds

JPMorgan Research Equity Long/Short Fund

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 2, 2015 to the Prospectuses dated March 1, 2015, as supplemented

The Annual Fund Operating Expenses and Example tables for the Funds are hereby deleted in their entirety and replaced with the following:

JPMorgan Research Equity Long/Short Fund

The tables below replace the corresponding tables on page 1 of the Class R5 Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R5
Management Fees[1]	0.95%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	2.33
Dividend Expenses on Short Sales	2.00
Shareholder Service Fees	0.05
Remainder of Other Expenses[2]	0.28
Total Annual Fund Operating Expenses[1]	3.28
Fee Waivers and Expense Reimbursements[1,3]	(0.28)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3]	3.00

1	As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

2	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R5 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.00% of its average daily net assets. This waiver is in effect through 8/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	303	984	1,688	3,557

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/16
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	As of September 1, 2015, the Fund's advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

			"Remainder of Other Expenses" have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
R5 Shares | JPMorgan Research Equity Long/Short Fund | Class R5
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[1]	rr_ManagementFeesOverAssets	0.95%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.05%
Remainder of Other Expenses	[4]	rr_Component2OtherExpensesOverAssets	0.28%
Dividend Expenses on Short Sales		rr_Component3OtherExpensesOverAssets	2.00%
Other Expenses		rr_OtherExpensesOverAssets	2.33%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	3.28%
Fee Waivers and Expense Reimbursements	[1],[8]	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1],[8]	rr_NetExpensesOverAssets	3.00%
1 Year		rr_ExpenseExampleYear01	$ 303
3 Years		rr_ExpenseExampleYear03	984
5 Years		rr_ExpenseExampleYear05	1,688
10 Years		rr_ExpenseExampleYear10	3,557
1 Year		rr_ExpenseExampleNoRedemptionYear01	303
3 Years		rr_ExpenseExampleNoRedemptionYear03	984
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,688
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 3,557
Institutional Shares | JPMorgan Research Market Neutral Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		jpmt1_SupplementTextBlock

JPMORGAN TRUST I

J.P. Morgan Specialty Funds

JPMorgan Research Market Neutral Fund

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 2, 2015 to the Prospectuses dated March 1, 2015, as supplemented

The Annual Fund Operating Expenses and Example tables for the Funds are hereby deleted in their entirety and replaced with the following:

JPMorgan Research Market Neutral Fund

The tables below replace the corresponding tables on page 1 of the Institutional Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional
Management Fees[1]	0.80%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	2.61
Dividend Expenses on Short Sales	2.33
Shareholder Service Fees	0.10
Remainder of Other Expenses[2]	0.18
Acquired Fund Fees and Expenses	0.02
Total Annual Fund Operating Expenses[1]	3.43
Fee Waivers and Expense Reimbursements[1,3]	(0.23)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,3]	3.20

1	As of September 1, 2015, the Fund’s advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

2	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Institutional Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.85% of its average daily net assets. This waiver is in effect through 8/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	323	1,032	1,764	3,696

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/16
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	As of September 1, 2015, the Fund's advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.

			"Remainder of Other Expenses" have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Institutional Shares | JPMorgan Research Market Neutral Fund | Institutional
Risk/Return:		rr_RiskReturnAbstract
Management Fees	[1]	rr_ManagementFeesOverAssets	0.80%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees		rr_Component1OtherExpensesOverAssets	0.10%
Remainder of Other Expenses	[4]	rr_Component2OtherExpensesOverAssets	0.18%
Dividend Expenses on Short Sales		rr_Component3OtherExpensesOverAssets	2.33%
Other Expenses		rr_OtherExpensesOverAssets	2.61%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	3.43%
Fee Waivers and Expense Reimbursements	[1],[9]	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1],[9]	rr_NetExpensesOverAssets	3.20%
1 Year		rr_ExpenseExampleYear01	$ 323
3 Years		rr_ExpenseExampleYear03	1,032
5 Years		rr_ExpenseExampleYear05	1,764
10 Years		rr_ExpenseExampleYear10	3,696
1 Year		rr_ExpenseExampleNoRedemptionYear01	323
3 Years		rr_ExpenseExampleNoRedemptionYear03	1,032
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,764
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 3,696

[1]	As of September 1, 2015, the Fund's advisory fee was reduced; therefore, the Management Fees, Total Annual Fund Operating Expenses, Fee Waivers and Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements have been restated to reflect the current fees.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	The Fund's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.85%, 2.35% and 1.60%, respectively, of their average daily net assets. This waiver is in effect through 8/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.
[4]	"Remainder of Other Expenses" have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
[5]	The Fund's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.45%, 1.95% and 1.20%, respectively, of their average daily net assets. This waiver is in effect through 8/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.
[6]	The Fund's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.25%, 1.75% and 0.99%, respectively, of their average daily net assets. This waiver is in effect through 8/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.
[7]	The Fund's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2, Class R5 and Class R6 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 2.10%, 1.40% and 1.35%, respectively, of their average daily net assets. This waiver is in effect through 8/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.
[8]	The Fund's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R5 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.00% of its average daily net assets. This waiver is in effect through 8/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.
[9]	The Fund's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Institutional Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest expenses related to short sales (beginning 3/1/16), interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.85% of its average daily net assets. This waiver is in effect through 8/31/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.